Long-Term Debt and Bonds, Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Long-Term Debt and Bonds [Abstract]
Restricted cash, non-current	$ 1,089	$ 1,000
Interest expense on long-term debt	5,642	1,179	$ 8,499
Accrued Liabilities [Member]
Long-Term Debt and Bonds [Abstract]
Accrued interest	4,781	380
Interest and Finance Costs [Member]
Long-Term Debt and Bonds [Abstract]
Interest expense on long-term debt	8,626	3,614	$ 9,039
Secured Term Loans [Member]
Long-Term Debt and Bonds [Abstract]
Compensating cash balance required under loan agreements	20,000	10,000
Restricted cash, non-current	$ 1,089	$ 1,000
Covenant compliance	the Company was in compliance with all of its loan covenants
Weighted average interest rate	6.82%	6.91%	7.60%